UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.48%)

AUTOMOBILES & COMPONENTS – (1.19%)
179,400	Harley-Davidson, Inc.	$8,290,074
CAPITAL GOODS – (1.40%)
219,114	Tyco International Ltd.	9,715,515
CAPITAL MARKETS – (3.15%)
134,620	Ameriprise Financial, Inc.	8,495,868
183,700	Bank of New York Mellon Corp.	8,108,518
38,300	E*TRADE Financial Corp.*	499,815
55,900	Morgan Stanley	3,521,700
18,400	State Street Corp.	1,254,144
		21,880,045
COMMERCIAL BANKS – (7.45%)
103,500	Commerce Bancorp, Inc.	4,013,730
1,006,560	HSBC Holdings PLC (United Kingdom)	18,627,453
266,744	Wachovia Corp.	13,377,212
441,900	Wells Fargo & Co.	15,740,478
		51,758,873
COMMERCIAL SERVICES & SUPPLIES – (0.96%)
67,400	D&B Corp.	6,646,314
CONSUMER DURABLES & APPAREL – (0.23%)
17,799	Hunter Douglas NV (Netherlands)	1,598,970
CONSUMER FINANCE – (4.44%)
509,850	American Express Co.	30,269,795
28,150	Discover Financial Services*	585,520
		30,855,315
CONSUMER SERVICES – (0.86%)
282,040	H&R Block, Inc.	5,973,607
DIVERSIFIED FINANCIAL SERVICES – (6.15%)
253,833	Citigroup Inc.	11,846,386
540,848	JPMorgan Chase & Co.	24,781,655
121,500	Moody’s Corp.	6,123,600
		42,751,641
ENERGY – (14.43%)
46,300	Canadian Natural Resources Ltd. (Canada)	3,507,225
2,659,900	China Coal Energy Co., Shares H* (China)	7,903,894
397,342	ConocoPhillips	34,874,707
200,870	Devon Energy Corp.	16,712,384
171,100	EOG Resources, Inc.	12,375,663

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (Continued)
274,800	Occidental Petroleum Corp.	$17,609,184
64,100	Transocean Inc.*	7,246,505
		100,229,562
FOOD & STAPLES RETAILING – (6.70%)
444,900	Costco Wholesale Corp.	27,321,309
235,471	CVS Caremark Corp.	9,331,716
226,200	Wal-Mart Stores, Inc.	9,873,630
		46,526,655
FOOD, BEVERAGE & TOBACCO – (6.12%)
324,900	Altria Group, Inc.	22,590,297
102,900	Diageo PLC, ADR (United Kingdom)	9,027,417
133,806	Heineken Holding NV (Netherlands)	7,670,185
70,000	Hershey Co.	3,248,700
		42,536,599
HEALTH CARE EQUIPMENT & SERVICES – (3.50%)
87,500	Cardinal Health, Inc.	5,471,375
219,114	Covidien Ltd.*	9,093,231
66,100	Express Scripts, Inc.*	3,687,058
124,400	UnitedHealth Group Inc.	6,024,692
		24,276,356
HOUSEHOLD & PERSONAL PRODUCTS – (1.49%)
74,100	Avon Products, Inc.	2,780,973
107,400	Procter & Gamble Co.	7,554,516
		10,335,489
INSURANCE BROKERS – (0.73%)
113,500	Aon Corp.	5,085,935
LIFE & HEALTH INSURANCE – (0.49%)
35,800	Principal Financial Group, Inc.	2,258,622
21,700	Sun Life Financial Inc. (Canada)	1,138,165
		3,396,787
MATERIALS – (4.07%)
73,300	BHP Billiton PLC (United Kingdom)	2,624,504
50,400	Martin Marietta Materials, Inc.	6,730,920
25,800	Rio Tinto PLC (United Kingdom)	2,231,824
423,000	Sealed Air Corp.	10,811,880
64,200	Sino-Forest Corp.* (Canada)	1,450,979
49,800	Vulcan Materials Co.	4,439,670
		28,289,777

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (6.22%)
755,581	Comcast Corp., Special Class A*	$18,096,165
26,400	Gannett Co., Inc.	1,153,680
69,700	Lagardere S.C.A. (France)	5,932,511
18,910	Liberty Media Corp. - Capital, Series A*	2,360,630
508,300	News Corp., Class A	11,177,517
116,682	Virgin Media Inc.	2,830,705
24,300	WPP Group PLC, ADR (United Kingdom)	1,640,372
		43,191,580
MULTI-LINE INSURANCE – (6.16%)
406,997	American International Group, Inc.	27,533,347
315,700	Loews Corp.	15,264,095
		42,797,442
PROPERTY & CASUALTY INSURANCE – (6.91%)
28,540	Ambac Financial Group, Inc.	1,795,451
185	Berkshire Hathaway Inc., Class A*	21,924,350
344	Berkshire Hathaway Inc., Class B*	1,359,488
31,400	Chubb Corp.	1,684,296
1,170	Markel Corp.*	566,280
170,100	Millea Holdings, Inc. (Japan)	6,841,614
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	3,184,033
548,600	Progressive Corp. (Ohio)	10,648,326
		48,003,838
REAL ESTATE – (0.36%)
443,000	Hang Lung Group Ltd. (Hong Kong)	2,533,024
REINSURANCE – (0.93%)
91,677	Transatlantic Holdings, Inc.	6,447,643
RETAILING – (2.66%)
55,100	Amazon.com, Inc.*	5,132,841
108,600	Bed Bath & Beyond Inc.*	3,706,518
130,100	CarMax, Inc.*	2,644,933
38,950	Expedia, Inc.*	1,241,531
93,150	Liberty Media Corp. - Interactive, Series A*	1,788,946
99,700	Lowe’s Cos, Inc.	2,793,594
9,200	Sears Holdings Corp.*	1,169,504
		18,477,867

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.35%)
66,200	Texas Instruments Inc.	$2,422,258
SOFTWARE & SERVICES – (3.67%)
5,510	Google Inc., Class A*	3,126,842
282,639	Iron Mountain Inc.*	8,614,837
467,600	Microsoft Corp.	13,777,834
		25,519,513
TECHNOLOGY HARDWARE & EQUIPMENT – (3.36%)
93,100	Agilent Technologies, Inc.*	3,433,528
265,400	Dell Inc.*	7,323,713
99,200	Hewlett-Packard Co.	4,939,168
216,014	Tyco Electronics Ltd.	7,653,376
		23,349,785
TELECOMMUNICATION SERVICES – (1.55%)
124,600	SK Telecom Co., Ltd., ADR (South Korea)	3,700,620
370,100	Sprint Nextel Corp.	7,031,900
		10,732,520
TRANSPORTATION – (2.95%)
73,300	Asciano Group* (Australia)	583,434
1,236,180	China Merchants Holdings International Co., Ltd. (China)	7,696,458
682,000	China Shipping Development Co. Ltd., Shares H (China)	2,215,183
939,200	Cosco Pacific Ltd. (China)	2,972,056
29,000	Kuehne & Nagel International AG, Registered (Switzerland)	2,854,542
98,400	Toll Holdings Ltd. (Australia)	1,144,703
40,000	United Parcel Service, Inc., Class B	3,004,000
		20,470,376

	Total Common Stock – (identified cost $427,638,968)	684,093,360

CONVERTIBLE BONDS – (0.35%)

TELECOMMUNICATION SERVICES – (0.35%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,444,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.82%)

$1,691,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $1,691,716
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $1,724,820)	$1,691,000
1,353,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $1,353,573
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-09/25/37,
	total market value $1,380,060)	1,353,000
1,691,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $1,691,712
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $1,724,820)	1,691,000
927,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $927,392
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $945,540)	927,000

	Total Short Term Investments – (identified cost $5,662,000)	5,662,000

	Total Investments – (99.65%) – (identified cost $434,900,968) – (a)	692,199,360
	Other Assets Less Liabilities – (0.35%)	2,438,555
	Net Assets – (100%)	$694,637,915

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $436,130,676. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$261,698,339
Unrealized depreciation	(5,629,655)
Net unrealized appreciation	$256,068,684

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (99.12%)

CAPITAL GOODS – (1.74%)
53,375	Tyco International Ltd.	$2,366,648
CAPITAL MARKETS – (6.91%)
57,160	Ameriprise Financial, Inc.	3,607,368
105,700	Bank of New York Mellon Corp.	4,665,598
62,000	RHJ International* (Belgium)	1,127,213
		9,400,179
COMMERCIAL BANKS – (19.43%)
168,500	Commerce Bancorp, Inc.	6,534,430
330,399	HSBC Holdings PLC (United Kingdom)	6,114,381
11,200	ICICI Bank Ltd., ADR (India)	590,464
62,148	State Bank of India Ltd., GDR (India)	6,960,576
174,900	Wells Fargo & Co.	6,229,938
		26,429,789
COMMERCIAL SERVICES & SUPPLIES – (3.19%)
44,000	D&B Corp.	4,338,840
CONSUMER FINANCE – (15.18%)
222,800	American Express Co.	13,227,636
195,650	First Marblehead Corp.	7,421,004
		20,648,640
CONSUMER SERVICES – (1.77%)
113,800	H&R Block, Inc.	2,410,284
DIVERSIFIED FINANCIAL SERVICES – (9.78%)
147,048	JPMorgan Chase & Co.	6,737,739
119,900	Moody’s Corp.	6,042,960
14,000	Oaktree Capital Group, LLC, Class A (b)	518,000
		13,298,699
HEALTH CARE EQUIPMENT & SERVICES – (1.70%)
55,775	Covidien Ltd.*	2,314,663
LIFE & HEALTH INSURANCE – (4.31%)
68,033	China Life Insurance Co., Ltd., ADR (China)	5,865,805
MATERIALS – (2.48%)
132,000	Sealed Air Corp.	3,373,920
MULTI-LINE INSURANCE – (11.38%)
96,187	American International Group, Inc.	6,507,051
185,400	Loews Corp.	8,964,090
		15,471,141

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.32%)
52,100	FPIC Insurance Group, Inc.*	$2,240,821
11,800	Markel Corp.*	5,711,200
173,300	Progressive Corp. (Ohio)	3,363,753
		11,315,774
REINSURANCE – (11.48%)
31,000	Everest Re Group, Ltd.	3,417,440
173,437	Transatlantic Holdings, Inc.	12,197,824
		15,615,264
TECHNOLOGY HARDWARE & EQUIPMENT – (1.45%)
55,775	Tyco Electronics Ltd.	1,976,108

	Total Common Stock – (identified cost $90,211,918)	134,825,754

SHORT TERM INVESTMENTS – (0.92%)

$373,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $373,158
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $380,460)	373,000
298,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $298,126
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-09/25/37,
	total market value $303,960)	298,000
373,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $373,157
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $380,460)	373,000
203,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $203,086
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $207,060)	203,000

	Total Short Term Investments – (identified cost $1,247,000)	1,247,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Total Investments – (100.04%) – (identified cost $91,458,918) – (a)	$136,072,754
Liabilities Less Other Assets – (0.04%)	(60,120)
Net Assets – (100%)	$136,012,634

*Non-Income Producing Security.

ADR:	American Depositary Receipt

GDR:	Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $91,770,892. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$44,774,342
Unrealized depreciation	(472,480)
Net unrealized appreciation	$44,301,862

(b)  Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Financial Portfolio was $518,000, or 0.38% of the Fund’s net assets as of September 30, 2007.

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

September 30, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (91.70%)

CAPITAL GOODS – (2.58%)
38,300	General Electric Co.	$1,585,620
DIVERSIFIED REITS – (5.62%)
95,000	Cousins Properties, Inc.	2,789,200
6,100	Vornado Realty Trust	667,035
		3,456,235
INDUSTRIAL REITS – (5.24%)
147,200	Brixton PLC (United Kingdom)	1,090,992
110,500	DCT Industrial Trust Inc.	1,156,935
44,700	First Potomac Realty Trust	974,460
		3,222,387
OFFICE REITS – (25.61%)
39,500	Alexandria Real Estate Equities, Inc.	3,802,270
26,100	Boston Properties, Inc.	2,711,790
61,100	Corporate Office Properties Trust	2,543,593
67,600	Derwent London PLC (United Kingdom)	2,318,067
62,600	Duke Realty Corp.	2,116,506
19,270	SL Green Realty Corp.	2,250,158
		15,742,384
REAL ESTATE MANAGEMENT & DEVELOPMENT – (10.07%)
90,100	Forest City Enterprises, Inc., Class A	4,969,916
105,840	Minerva PLC* (United Kingdom)	489,941
21,700	St. Joe Co.	729,337
		6,189,194
RESIDENTIAL REITS – (9.43%)
51,600	American Campus Communities, Inc.	1,511,364
10,400	Archstone-Smith Trust	625,456
13,700	AvalonBay Communities, Inc.	1,617,422
17,400	Essex Property Trust, Inc.	2,045,718
		5,799,960
RETAIL REITS – (18.09%)
49,642	General Growth Properties, Inc.	2,661,804
39,500	Hammerson PLC (United Kingdom)	947,174
65,404	Kimco Realty Corp.	2,956,915
32,800	Regency Centers Corp.	2,517,400
37,200	Taubman Centers, Inc.	2,036,700
		11,119,993

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SPECIALIZED REITS – (8.69%)
72,700	Host Hotels & Resorts Inc.	$1,631,388
89,600	Ventas, Inc.	3,709,440
		5,340,828
TRANSPORTATION – (6.37%)
38,500	Alexander & Baldwin, Inc.	1,928,850
24,500	Burlington Northern Santa Fe Corp.	1,988,665
		3,917,515

Total Common Stock – (identified cost $49,435,964)	56,374,116

PREFERRED STOCK – (0.15%)

RESIDENTIAL REITS – (0.15%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. – (identified
	cost $60,342)	94,750

CONVERTIBLE BONDS – (5.37%)

INDUSTRIAL REITS – (2.91%)
$1,747,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 4/1/37 (b)	1,788,491
OFFICE REITS – (0.16%)
104,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes,
	3.00%, 3/30/27 (b)	96,070
RETAIL REITS – (2.30%)
1,558,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 4/15/27 (b)	1,413,885

	Total Convertible Bonds – (identified cost $3,352,595)	3,298,446

SHORT TERM INVESTMENTS – (2.51%)

460,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $460,195
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $469,200)	460,000
368,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $368,156
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-09/25/37,
	total market value $375,360)	368,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

September 30, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$460,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $460,194
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $469,200)	$460,000
252,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $252,107
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $257,040)	252,000

Total Short Term Investments – (identified cost $1,540,000)	1,540,000

Total Investments – (99.73%) – (identified cost $54,388,901) – (a)	61,307,312
Other Assets Less Liabilities – (0.27%)	166,868
Net Assets – (100%)	$61,474,180

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $54,389,121. At September 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$9,018,597
Unrealized depreciation	(2,100,406)
Net unrealized appreciation	$6,918,191

(b)These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $3,298,446, or 5.37% of the Fund’s net assets, as of September 30, 2007.

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Valuation of Securities – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors, the Funds’ investment adviser (“Adviser”), identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2007